Risk Management Section - (Country Risk) ING bank portfolio - Additional Information (Detail) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		100.00%
Lending, investment and money market portfolio outstanding risk percentage		53.60%	50.10%
Percentage of no portfolio close covers ratio		100.00%
Percentage Investment Outstandings Investment Grade		96.00%
Percentage of maximum loan to value ratio		101.00%	102.00%
Increase in business lending outstanding		€ 9.8
Decrease in business lending outstanding		€ 14.5
Percentage of notional Pre-Settlement exposure cleared by Central Clearing Parties		56.80%
Percentage of total notional Pre-Settlement exposure			55.50%
Percentage of CEM exposure confidence level		97.50%
Residential Mortgages (Private Individuals) [Member]
Financial assets provisions [line items]
Coverage ratio		100.00%
Consumer Lending [member]
Financial assets provisions [line items]
Percentage consumer lending portfolio accounts outstandings		39.90%
Percentage Consumer Lending Portfolio Comprises Of Residential Mortgage Loans		92.70%
Consumer Lending [member] | Netherlands [member]
Financial assets provisions [line items]
Percentage Consumer Lending Portfolio Comprises Of Residential Mortgage Loans		42.00%
Consumer Lending [member] | Germany [member]
Financial assets provisions [line items]
Percentage Consumer Lending Portfolio Comprises Of Residential Mortgage Loans		24.70%
Consumer Lending [member] | Belgium And Luxembourg [Member]
Financial assets provisions [line items]
Percentage Consumer Lending Portfolio Comprises Of Residential Mortgage Loans		11.80%
Consumer Lending [member] | Australia [member]
Financial assets provisions [line items]
Percentage Consumer Lending Portfolio Comprises Of Residential Mortgage Loans		10.70%
Business Lending [member]
Financial assets provisions [line items]
Percentage of total outstandings		41.40%
Commercial Banks [member]
Financial assets provisions [line items]
Percentage of increase in business lending outstanding		19.20%
Events After Reporting Period [Member]
Financial assets provisions [line items]
Percentage of maximum loan to value ratio	100.00%
No cover [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		0.00%
Minimum [member] | Greater than zero percentage to twenty five percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		0.00%
Minimum [member] | Greater than twenty five percentage to fifty percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		25.00%
Minimum [member] | Greater than fifty percentage to seventy five percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		50.00%
Minimum [member] | Greater than seventy five percentage to less than hundred percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		75.00%
Minimum [member] | Less thanequal to hundred percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		100.00%
Maximum [member] | Greater than zero percentage to twenty five percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		25.00%
Maximum [member] | Greater than twenty five percentage to fifty percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		50.00%
Maximum [member] | Greater than fifty percentage to seventy five percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		75.00%
Maximum [member] | Greater than seventy five percentage to less than hundred percentage [member]
Financial assets provisions [line items]
Percentage of country risk exposure covers portfolio outstanding		100.00%